Costs and expenses by nature	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Costs and expenses by nature

10.	Costs and expenses by nature
10.1.	Cost of sales

	2023	2022	2021
Raw material, products for resale, materials and third-party services (1)	(23,858)	(32,354)	(20,869)
Depreciation, depletion and amortization	(10,779)	(10,514)	(9,277)
Production taxes	(12,108)	(14,953)	(11,136)
Employee compensation	(1,690)	(1,665)	(1,882)
Total	(48,435)	(59,486)	(43,164)
(1) It Includes short-term leases and inventory turnover.

10.2.	Selling expenses

	2023	2022	2021
Materials, third-party services, freight, rent and other related costs	(4,296)	(3,987)	(3,542)
Depreciation, depletion and amortization	(609)	(789)	(610)
Allowance for expected credit losses	(22)	(58)	12
Employee compensation	(111)	(97)	(89)
Total	(5,038)	(4,931)	(4,229)

10.3.	General and administrative expenses

	2023	2022	2021
Employee compensation	(1,036)	(865)	(834)
Materials, third-party services, rent and other related costs	(435)	(362)	(256)
Depreciation, depletion and amortization	(123)	(105)	(86)
Total	(1,594)	(1,332)	(1,176)